Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Information
Summary of the Group's operating segment results

There was no significant transaction between reportable segments for the years ended December 31, 2014, 2015 and 2016 (in thousands).

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Net revenues:
Online game services	9,266,158	17,314,148	27,980,491
Advertising services	1,344,829	1,789,377	2,152,379
E-mail, e-commerce and others	1,101,847	3,699,370	8,045,974

Total net revenues	11,712,834	22,802,895	38,178,844

Cost of revenues:
Online game services	(2,111,701)	(5,393,555)	(9,974,146)
Advertising services	(518,691)	(599,032)	(749,652)
E-mail, e-commerce and others	(631,152)	(3,406,673)	(5,791,234)

Total cost of revenues	(3,261,544)	(9,399,260)	(16,515,032)

Gross profit:
Online game services	7,154,457	11,920,593	18,006,345
Advertising services	826,138	1,190,345	1,402,727
E-mail, e-commerce and others	470,695	292,697	2,254,740

Total gross profit	8,451,290	13,403,635	21,663,812